                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3009

                             Columbia Funds Trust II
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

                                    [GRAPHIC]



                                   COLUMBIA
                               MONEY MARKET FUND

                               Semiannual Report
                              September 30, 2005

                    PRESIDENT'S MESSAGE
                                                  -----------------------------
                                  Columbia Money Market Fund

[PHOTO] Christopher Wilson



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Fund Profile............... 1

                        Understanding Your Expenses 2

                        Economic Update............ 3

                        Portfolio Manager's Report. 4

                        Investment Portfolio....... 6

                    Statement of Assets and Liabilities 12

                    Statement of Operations............ 13

                    Statement of Changes in Net Assets. 14

                    Notes to Financial Statements...... 16

                    Financial Highlights............... 21

                    Important Information
                    About This Report.................. 25


The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                    FUND PROFILE
                                 --------------------------
                                 Columbia Money Market Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Portfolio breakdown as of 09/30/05 (%)

                          Corporate fixed-income
                            bonds & notes         52.5
                          ----------------------------
                          Commercial paper        30.7
                          ----------------------------
                          Municipal bonds          9.4
                          ----------------------------
                          Certificates of deposit  7.0
                          ----------------------------
                          Short-term obligations   0.4
                          ----------------------------

Portfolio maturity as of 09/30/05 (%)

                             1-4 days           3.1
                             ----------------------
                             5-14 days         39.4
                             ----------------------
                             15-29 days        25.0
                             ----------------------
                             30-59 days        12.1
                             ----------------------
                             More than 59 days 20.4
                             ----------------------



Portfolio breakdown is calculated as a percentage of net assets. Portfolio maturity is calculated as a percentage of total investments.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

.. For the six-month period ended September 30, 2005, the fund's class A shares returned 1.26%.

.. Four additional short-term interest rate hikes raised yields on money market instruments.

.. We believe that the fund's emphasis on floating-rate notes helped the fund outperform the average return of its peer group, the Lipper Money Market Funds Category.

                                  [FLOW CHART]

                                                 Lipper Money
                        Class A                  Market Funds
                         shares                    Category

                          1.26%                      1.18%



                                   Objective
   Seeks maximum current income consistent with capital preservation and the maintenance of liquidity.

                               Total Net Assets
                                $443.5 million

                 UNDERSTANDING YOUR EXPENSES
                                                      --------------------------
                                     Columbia Money Market Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 04/01/05 -- 09/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,012.58   1,021.06    4.04       4.05            0.80
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,007.52   1,016.04    9.06       9.10            1.80
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,010.58   1,019.05    6.05       6.07            1.20
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,012.58   1,021.06    4.04       4.05            0.80
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Distributor not waived a portion of Class C share's expenses, Class C share's total return would have been reduced.
Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                      ECONOMIC UPDATE
                                                -----------------------------
                                Columbia Money Market Fund

The US economy moved ahead at a healthy pace during the six-month period that began April 1, 2005 and ended September 30, 2005. Gross domestic product (GDP) expanded at an annualized rate of 3.8% as job growth helped sustain consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the period. During the first five months of the period, the economy added an average of 200,000 new jobs each month. In September, 8,000 jobs were lost as a direct result of the Gulf Coast storms -- a figure that was lower than originally estimated and considerably lower than expected. The unemployment rate rose to 5.1%, up from a four-year low of 4.9%.

Energy prices weighed on economic growth during the period. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Consumer confidence readings dipped in July and August, then fell sharply in September. The September decline was the largest in 25 years, according to the University of Michigan's monthly survey.

Despite these setbacks, the latest data on the economy suggest that it has retained momentum. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in September. With assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

The US bond market delivered little in the way of price appreciation, but income resulted in modest positive returns. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.3%, slightly lower than where it started the period. In this environment, the Lehman Brothers Aggregate Bond Index returned 2.31% for the six-month period. Treasuries outperformed corporate and mortgage-backed securities. However, high-yield bonds led the fixed income markets despite a setback in the spring when GM and Ford bonds were downgraded and again as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 3.62%.

Short-term interest rates moved higher

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 3.75% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed Chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.02% for this reporting period. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value. Energy and utilities stocks outperformed other sectors by a considerable margin.

Summary:
For the six-month period ended September 30, 2005

.. Despite volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 5.02%. As the economy expanded, small-cap stocks outperformed large-cap stocks, as measured by the Russell 2000 Index.

                                  [CHART]

    S&P 500 Index       Russell 2000 Index
    -------------       ------------------
        5.02%                  9.21%





..  Investment-grade bonds chalked up modest gains as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [CHART]

Lehman Index      Merrill Lynch Index
------------      -------------------
    2.31%                3.62%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible, investment grade corporate debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                 PORTFOLIO MANAGER'S REPORT
                                                     --------------------------
                                    Columbia Money Market Fund

For the six-month period ended September 30, 2005, Columbia Money Market Fund class A shares returned 1.26%. The fund's return was higher than the average return of its peer group, the Lipper Money Market Funds Category, which was 1.18% for the same period./1/ We believe that the fund's emphasis on floating-rate debt helped the fund outperform its peer group average.

Portfolio positioning maintained as short-term rates climbed

In managing the fund over the past six months, we have maintained the same portfolio positioning that we adopted in mid-2004, when the Federal Reserve Board (the Fed) began its major policy shift to push short-term interest rates higher. During the most recent six-month period, the Fed raised the federal funds rate one full percentage point in four equal steps that pushed the federal funds rate up from 2.75% to 3.75%. The federal funds rate is the rate member banks charge each other for overnight borrowing to meet reserve requirements.

The fund's ongoing emphasis on floating-rate debt made sense in a rising-rate environment, because the coupons on floating-rate notes are reset often and reflect the Fed's action. Most of the portfolio's floaters were reset relative to the 1-month or 3-month London Interbank Offering Rate, or LIBOR, while a small portion were reset relative to the prime rate. Together, these two groups of floating-rate notes constituted approximately 65% of the portfolio's total assets.

While emphasizing floating-rate notes, we also sought opportunities to invest in longer-term fixed-rate paper when we believed that the market had adequately factored in the effect of future rate hikes by the Fed. Having taken advantage of several such opportunities in recent months, the fund's weighted average maturity rose from 30 days at the beginning of the period to 39 days at the end of the period.

Looking ahead

The Fed has indicated that it will continue to raise short-term interest rates despite uncertainties in the national economic outlook. Investors hoped that higher energy prices might constrain the economy and therefore allow the Fed to end its series of rate hikes. However, the Fed has signaled that higher energy prices threaten higher inflation, which it has traditionally countered with higher short-term rates. As always, we plan to monitor the Fed's signals in order to anticipate any changes in policy that could affect the money markets.

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Distributions declared per share 04/01/05 - 09/30/05 ($)

                                 Class A 0.013
                                 -------------
                                 Class B 0.008
                                 -------------
                                 Class C 0.011
                                 -------------
                                 Class Z 0.013

7-day yields on 09/30/05 (%)

                                  Class A 3.12
                                  ------------
                                  Class B 2.12
                                  ------------
                                  Class C 2.72
                                  ------------
                                  Class Z 3.12

30-day yields on 09/30/05 (%)

                                  Class A 2.98
                                  ------------
                                  Class B 1.98
                                  ------------
                                  Class C 2.57
                                  ------------
                                  Class Z 2.97

The 30-day SEC yields reflect the portfolios earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

--------------------------------------------------------------------------------
                            Columbia Money Market Fund

About your fund

On November 18, 2005, the Columbia Money Market Fund merged with Columbia Municipal Reserves.

   [PHOTO]         Karen Arneil has managed Columbia Money Market
                   Fund since July 2002 and has been with the advisor or its Karen M. Arneil predecessors or affiliate organizations since 1996.


                   /s/ Karen M. Arneil




An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

As always, we plan to monitor the Fed's signals in order to anticipate any changes in policy that could affect the money markets.

           INVESTMENT PORTFOLIO
                                          --------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Corporate Fixed-Income Bonds & Notes - 52.5%

CONSUMER CYCLICAL - 0.8%
Lodging - 0.8%                                                     Par ($)  Value ($)
-------------------------------------- ------------------------ ---------- ----------
                        Boozer Lumber  LOC: Wachovia Bank, N.A.
                                        3.890% 10/01/17 (a)      3,700,000  3,700,000
                                       ------------------------ ---------- ----------
                                                             Lodging Total  3,700,000
                                                                           ----------
                                                   CONSUMER CYCLICAL TOTAL  3,700,000

FINANCIALS - 51.7%
Banks - 4.1%
-------------------------------------- ------------------------ ---------- ----------
                           US Bank NA    3.757% 02/17/06 (a)     8,000,000  7,999,974
                                       ------------------------ ---------- ----------
                    Wells Fargo & Co.    3.752% 10/13/06 (a)(b) 10,000,000 10,000,000
                                       ------------------------ ---------- ----------
                                                               Banks Total 17,999,974
Diversified Financial Services - 47.6%
-------------------------------------- ------------------------ ---------- ----------
      20/20 Custom Molded Plastics LP  LOC: National City Bank
                                        3.900% 08/01/13 (c)      4,135,000  4,135,000
                                       ------------------------ ---------- ----------
      701 Green Valley Associates LLC  LOC: Fifth Third Bank
                                        3.910% 01/01/18 (c)      2,100,000  2,100,000
                                       ------------------------ ---------- ----------
                      ACC Leasing LLC  LOC: National City Bank
                                        3.900% 05/01/23 (c)      3,302,000  3,302,000
                                       ------------------------ ---------- ----------
        American Express Credit Corp.    3.760% 03/05/08 (a)    13,000,000 13,000,000
                                       ------------------------ ---------- ----------
     Archbishop of Cincinnati Trustee  LOC: Fifth Third Bank
                                        3.840% 04/01/23 (c)        960,000    960,000
                                       ------------------------ ---------- ----------
    Autumn House at Powder Mill, Inc.  LOC: SunTrust Bank
                                        3.850% 02/01/28 (b)(c)   1,975,000  1,975,000
                                       ------------------------ ---------- ----------
      Bath Technology Associates Ltd.  LOC: National City Bank
                                        3.900% 07/01/17 (c)      1,725,000  1,725,000
                                       ------------------------ ---------- ----------
                   Beta Finance, Inc.    3.815% 06/13/06 (a)(b) 10,000,000  9,999,560
                                       ------------------------ ---------- ----------
Butler County Surgical Properties LLC  LOC: Fifth Third Bank
                                        3.840% 07/01/25 (c)      1,460,000  1,460,000
                                       ------------------------ ---------- ----------
             Congregation Mkor Shalom  LOC: Wachovia Bank, N.A.
                                        3.910% 06/01/23 (c)      2,125,000  2,125,000
                                       ------------------------ ---------- ----------
              Crescent Paper Tube Co.  LOC: Fifth Third Bank
                                        3.840% 08/01/22 (c)      3,505,000  3,505,000
                                       ------------------------ ---------- ----------
               Cullinan Finance Corp.    3.763% 09/05/06 (a)(b) 15,000,000 14,997,778
                                       ------------------------ ---------- ----------
                  Deltime LLC Project  LOC: National City Bank
                                        3.900% 02/01/23 (c)      2,350,000  2,350,000
                                       ------------------------ ---------- ----------
                    Dominican Sisters  LOC: Fifth Third Bank
                                        3.840% 10/01/23 (c)      3,945,000  3,945,000
                                       ------------------------ ---------- ----------
                  Dublin Building LLC  LOC: National City Bank
                                        3.900% 11/01/18 (c)      1,805,000  1,805,000

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - (continued)
Diversified Financial Services - (continued)                                Par ($)  Value ($)
-------------------------------------------- --------------------------- ---------- ----------
                   Fortune 5 LLC             LOC: Fifth Third Bank
                                              3.840% 05/01/21 (c)         1,465,000  1,465,000
                                             --------------------------- ---------- ----------
  General Electric Capital Corp.               3.889% 10/17/06 (a)       13,000,000 13,000,000
                                             --------------------------- ---------- ----------
Global Properties Holdings, Inc.             LOC: Fifth Third Bank
                                              3.840% 05/01/25 (c)         2,500,000  2,500,000
                                             --------------------------- ---------- ----------
      Greene River Packing, Inc.             LOC: Wachovia Bank
                                              3.910% 11/01/16 (c)         1,500,000  1,500,000
                                             --------------------------- ---------- ----------
                Harbor Plaza LLC             LOC: Federal Home Loan Bank
                                              3.840% 07/01/49 (c)         2,000,000  2,000,000
                                             --------------------------- ---------- ----------
     Harrier Finance Funding LLC               3.610% 10/25/05 (a)(b)    10,000,000 10,000,000
                                             --------------------------- ---------- ----------
Hudson Montessori School Project             LOC: National City Bank
                                              3.900% 07/01/30 (c)         3,111,000  3,111,000
                                             --------------------------- ---------- ----------
         Kenwood Lincoln Mercury             LOC: National City Bank
                                              3.900% 05/01/15 (c)         3,845,000  3,845,000
                                             --------------------------- ---------- ----------
Kingston Care Center of Sylvania             LOC: JPMorgan Chase Bank
                                              3.890% 05/01/33 (c)        11,675,000 11,675,000
                                             --------------------------- ---------- ----------
      Lehmann Property Group LLC             LOC: Fifth Third Bank
                                              3.840% 04/01/55 (c)         2,500,000  2,500,000
                                             --------------------------- ---------- ----------
       Michigan Equity Group LLC             LOC: Fifth Third Bank
                                              3.840% 04/01/34 (c)         1,350,000  1,350,000
                                               3.840% 04/01/34 (c)        4,540,000  4,540,000
                                             --------------------------- ---------- ----------
                  Morgan Stanley               3.870% 10/27/06 (a)       12,000,000 12,000,000
                                             --------------------------- ---------- ----------
                          MRN LP             LOC: US Bank NA
                                              3.900% 12/01/33 (c)        11,788,000 11,788,000
                                             --------------------------- ---------- ----------
           Nebar Investments LLC             LOC: Fifth Third Bank
                                              3.840% 07/01/50 (c)         2,000,000  2,000,000
                                             --------------------------- ---------- ----------
    Physicians Medical Plaza LLC             LOC: Fifth Third Bank
                                              3.840% 12/01/24 (c)         1,000,000  1,000,000
                                             --------------------------- ---------- ----------
      Pilot Drive Properties LLC             LOC: JPMorgan Chase Bank
                                              3.890% 02/01/35 (c)         4,000,000  4,000,000
                                             --------------------------- ---------- ----------
      Precision Radiotherapy LLC             LOC: Fifth Third Bank
                                              3.840% 08/01/18 (c)         2,300,000  2,300,000
                                             --------------------------- ---------- ----------
              PS Greetings, Inc.             LOC: LaSalle Bank NA
                                              4.000% 12/01/33 (c)           965,000    965,000
                                             --------------------------- ---------- ----------
              Redcay Funding LLC             LOC: SunTrust Bank
                                              3.860% 10/01/30 (c)         1,675,000  1,675,000
                                               3.860% 11/01/25 (c)        2,145,000  2,145,000

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - (continued)
Diversified Financial Services - (continued)                                 Par ($)      Value ($)
-------------------------------------------- ---------------------------- ------------- -----------
                Royce G. Pulliam M&A LLC     LOC: Fifth Third Bank
                                              3.840% 08/01/25 (c)          1,060,000      1,060,000
                                             ---------------------------- ------------- -----------
                     Sedna Finance, Inc.       3.530% 10/14/05 (a)(b)     10,000,000     10,000,000
                                             ---------------------------- ------------- -----------
               Seventh Avenue Associates     LOC: National City Bank
                                              3.900% 01/01/27 (c)            475,000        475,000
                                             ---------------------------- ------------- -----------
                    Shepherd Capital LLC     LOC: Wachovia Bank, N.A.
                                              3.960% 03/15/49 (c)          1,895,000      1,895,000
                                             ---------------------------- ------------- -----------
                     Sigma Finance, Inc.       4.000% 08/11/06 (a)(b)      7,000,000      6,994,389
                                             ---------------------------- ------------- -----------
                 Skeletal Properties LLC     LOC: Fifth Third Bank
                                              3.840% 11/01/14 (c)          2,000,000      2,000,000
                                             ---------------------------- ------------- -----------
                  Southtown Partners LLC     LOC: Fifth Third Bank
                                              3.840% 12/01/44 (c)          2,000,000      2,000,000
                                             ---------------------------- ------------- -----------
Springside Corp. Exchange Partners I LLC     LOC: US Bank NA
                                              3.900% 02/01/36 (c)          2,190,000      2,190,000
                                             ---------------------------- ------------- -----------
                        State Crest Ltd.     LOC: Fifth Third Bank
                                              3.840% 06/12/23 (c)          1,200,000      1,200,000
                                             ---------------------------- ------------- -----------
                             Suspa, Inc.     LOC: Fifth Third Bank
                                              3.890% 02/01/25 (c)            750,000        750,000
                                             ---------------------------- ------------- -----------
                     Tango Finance Corp.       3.589% 01/17/06 (a)(b)     10,000,000     10,000,376
                                             ---------------------------- ------------- -----------
              Whistlejacket Capital LLC.       3.570% 05/15/06 (a)(b)      3,000,000      2,999,814
                                             ---------------------------- ------------- -----------
                  White Pine Finance LLC       3.580% 04/20/06 (a)(b)      2,000,000      1,999,889
                                             ---------------------------- ------------- -----------
                     YMBK at Beavercreek     LOC: Fifth Third Bank
                                              3.840% 07/01/30 (c)          4,890,000      4,890,000
                                             ---------------------------- ------------- -----------
                                             Diversified Financial Services Total       211,197,806
                                                                                        -----------
                                                                FINANCIALS TOTAL        229,197,780

                                             Total Corporate Fixed-Income Bonds & Notes
                                             (cost of $232,897,780)                     232,897,780

Commercial Paper - 30.7%
-------------------------------------------- ---------------------------- ------------- -----------
                    Amstel Funding Corp.     3.250% 10/18/05 (d)           5,000,000      4,992,326
                                             3.960% 03/24/06 (d)          10,000,000      9,808,600
                                             ---------------------------- ------------- -----------
              Atlantis One Funding Corp.     3.300% 10/04/05 (d)           3,000,000      2,999,187
                                             ---------------------------- ------------- -----------
                 Atlas Capital Fund Ltd.     3.880% 12/20/05 (b)           5,000,000      4,956,889
                                             ---------------------------- ------------- -----------
                      Beta Finance, Inc.     3.330% 10/17/05 (b)           7,000,000      6,989,796

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Commercial Paper - (continued)                                                         Par ($)   Value ($)
------------------------------------------------------ ---------------------------- ---------- -----------
                         Concord Minutemen Capital Co. 3.300% 10/18/05 (b)           5,000,000   4,992,208
                                                       3.330% 10/20/05 (b)           5,000,000   4,991,212
                                                       ---------------------------- ---------- -----------
                                       CRC Funding LLC 3.730% 11/21/05 (d)           4,000,000   3,978,863
                                                       ---------------------------- ---------- -----------
                               Crown Point Capital Co. 3.680% 01/12/06 (b)           5,000,000   4,947,356
                                                       ---------------------------- ---------- -----------
                                  Grampian Funding LLC 3.450% 10/04/05 (d)           3,000,000   2,999,138
                                                       3.920% 02/17/06 (d)           5,000,000   4,924,322
                                                       3.960% 03/22/06 (d)           5,000,000   4,905,400
                                                       ---------------------------- ---------- -----------
                                      Klio Funding Ltd 3.790% 10/21/05 (b)           7,000,000   6,985,261
                                                       ---------------------------- ---------- -----------
                        Lexington Parker Capital Corp. 3.950% 03/14/06 (d)           5,000,000   4,910,028
                                                       ---------------------------- ---------- -----------
                                    Mane Funding Corp. 3.860% 12/19/05 (d)          17,000,000  16,856,001
                                                       ---------------------------- ---------- -----------
                    Mortgage Interest Networking Trust 3.790% 10/20/05 (d)           5,000,000   4,989,999
                                                       ---------------------------- ---------- -----------
                                   Picaros Funding LLC 3.540% 11/08/05 (d)           4,000,000   3,985,053
                                                       3.920% 02/17/06 (d)           2,000,000   1,969,729
                                                       ---------------------------- ---------- -----------
                                   Scaldis Capital LLC 3.730% 11/21/05 (d)           5,000,000   4,973,579
                                                       ---------------------------- ---------- -----------
                       Stanfield Victoria Finance Ltd. 3.510% 10/31/05 (b)           5,000,000   4,985,375
                                                       3.780% 11/01/05 (b)           7,000,000   6,977,215
                                                       ---------------------------- ---------- -----------
                                 Sunbelt Funding Corp. 3.740% 11/14/05 (d)           8,000,000   7,963,431
                                                       3.800% 11/14/05 (d)          10,000,000   9,953,556

                                                       Total Commercial Paper
                                                       (cost of $136,034,524)                  136,034,524

Municipal Bonds - 9.4%

ALABAMA - 0.6%
------------------------------------------------------ ---------------------------- ---------- -----------
                                     AL City of Atmore Series 2004
                                                        LOC: Wachovia Bank, N.A.
                                                        3.890% 01/01/34 (c)          2,655,000   2,655,000
                                                       ---------------------------- ---------- -----------
                                                                                 ALABAMA TOTAL   2,655,000

ILLINOIS - 2.2%
------------------------------------------------------ ---------------------------- ---------- -----------
                          IL Finance Authority Revenue Midwest Molding Project
                                                        Series 2005
                                                        LOC: Federal Home Loan Bank
                                                        3.900% 07/01/33 (c)          7,000,000   7,000,000
                                                       ---------------------------- ---------- -----------
IL Upper River Valley Development Authority Industrial Advance Flexible
                                           Development  Series 2003 B
                                                        LOC: Lasalle Bank N.A.
                                                        3.880% 06/01/17 (c)          2,600,000   2,600,000
                                                       ---------------------------- ---------- -----------
                                                                                ILLINOIS TOTAL   9,600,000

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Municipal Bonds - (continued)
MARYLAND - 2.4%                                                                                     Par ($)  Value ($)
----------------------------------------------------- ------------------------------------------- --------- ----------
                         MD Baltimore Project Revenue Baltimore Parking Facilities,
                                                       Series 2002,
                                                       Insured: FGIC,
                                                       SPA: Dexia Credit Local
                                                       3.850% 07/01/32 (a)                        2,000,000  2,000,000
                                                      ------------------------------------------- --------- ----------
MD Health And Higher Educational Facilities Authority Charlestown
                                              Revenue  Series B
                                                       LOC: Wachovia Bank, N.A.
                                                       3.850% 01/01/28 (a)                        8,705,000  8,705,000
                                                      ------------------------------------------- --------- ----------
                                                                                             MARYLAND TOTAL 10,705,000

MINNESOTA - 0.5%
----------------------------------------------------- ------------------------------------------- --------- ----------
          MN Lake City Industrial Development Revenue Valley Craft, Inc. Project
                                                       Series 1997
                                                       LOC: US Bank Trust N.A.
                                                       3.940% 10/01/17 (c)                        2,000,000  2,000,000
                                                      ------------------------------------------- --------- ----------
                                                                                            MINNESOTA TOTAL  2,000,000

MISSISSIPPI - 1.1%
----------------------------------------------------- ------------------------------------------- --------- ----------
                          MS Business Financing Corp. Series 2005,
                                                       LOC: Wachovia Bank N.A.
                                                       3.900% 01/14/15 (c)                        5,000,000  5,000,000
                                                      ------------------------------------------- --------- ----------
                                                                                          MISSISSIPPI TOTAL  5,000,000

TENNESSEE - 0.4%
----------------------------------------------------- ------------------------------------------- --------- ----------
      TN Coffee County Revenue Industrial Board, Inc. Stamtec, Inc.,
                                              Revenue  Series 1999,
                                                       LOC: JPMorgan Chase Bank
                                                       3.910% 09/01/14 (c)                        1,825,000  1,825,000
                                                      ------------------------------------------- --------- ----------
                                                                                            TENNESSEE TOTAL  1,825,000

VIRGINIA - 0.5%
----------------------------------------------------- ------------------------------------------- --------- ----------
        VA Richmond Redevelopment & Housing Authority Old Manchester,
                                      Project Revenue  Series 1995 B,
                                                       LOC : Wachovia Bank, N.A.
                                                       3.700% 12/01/25 (c)                        2,310,000  2,310,000
                                                      ------------------------------------------- --------- ----------
                                                                                             VIRGINIA TOTAL  2,310,000

WASHINGTON - 1.7%
----------------------------------------------------- ------------------------------------------- --------- ----------
                  WA State Housing Finance Commission Olympic Place Project,
                                                       L Series 2003 B,
                                                       LOC: US Bank NA
                                                       3.880% 11/01/36 (c)                        3,175,000  3,175,000
                                                      Rainier Court Project,
                                                       Series 2003 B
                                                       LOC: Federal National Mortgage Association
                                                       3.880% 12/15/36 (c)                        4,250,000  4,250,000
                                                      ------------------------------------------- --------- ----------
                                                                                           WASHINGTON TOTAL  7,425,000

                                                      Total Municipal Bonds
                                                      (cost of $41,520,000)                                 41,520,000

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Certificates of Deposit - 7.0%                                                                  Par ($)   Value ($)
-------------------------------- ----------------------------------------------------------- ---------- -----------
               Barclays Bank PLC 3.754% 06/21/06 (a)                                          5,000,000   4,999,551
                                 ----------------------------------------------------------- ---------- -----------
Canadian Imperial Bank of Canada 3.828% 03/15/08 (a)                                         20,000,000  20,000,000
                                 ----------------------------------------------------------- ---------- -----------
                 CS First Boston 3.500% 12/29/05 (a)                                          6,000,000   6,000,294

                                 Total Certificates of Deposit
                                 (cost of $30,999,845)                                                   30,999,845

Short-Term Obligation - 0.4%
-------------------------------- ----------------------------------------------------------- ---------- -----------
                                 Repurchase agreement with State Street Bank & Trust Co.,
                                 dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a
                                 U.S. Government Agency maturing 08/03/15, market value
                                 of $1,965,998 (repurchase proceeds $1,927,594)               1,927,000   1,927,000

                                 Total Short-Term Obligation
                                 (cost of $1,927,000)                                                     1,927,000

                                 Total Investments - 100.0%
                                 (cost of $443,379,149) (e)                                             443,379,149

                                 Other Assets & Liabilities, Net - 0.0%                                     139,703

                                 Net Assets - 100.0%                                                    443,518,852

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate at September 30, 2005.
                                (b)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $124,792,118, which represents 28.1% of net assets.
                                (c)Variable rate demand notes. These securities
                                   are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2005.
                                (d)Security exempt from registration under
                                   Section 4(2) of the Securities Act of 1933.
                                   These securities may only be resold in
                                   exempt transactions to qualified buyers.
                                   Private resales of these securities to
                                   qualified institutional buyers are also
                                   exempt from registration pursuant to Rule
                                   144A under the Securities Act of 1933. At
                                   September 30, 2005, these securities
                                   amounted to $90,209,212, which represents
                                   20.3% of net assets.
                                (e)Cost for federal income tax purposes is
                                   $443,379,149.

                    ACRONYM NAME
                    ----------------------------------------
                     FGIC   Financial Guaranty Insurance Co.
                     LOC    Letter of Credit/Line of Credit
                     SPA    Stand-by Purchase Agreement

                                See Accompanying Notes to Financial Statements.

         STATEMENT OF ASSETS AND LIABILITIES
                                             --------------------------
         September 30, 2005 (Unaudited)      Columbia Money Market Fund

                                                                                            ($)
------------------------- -------------------------------------------------------- -----------
                   Assets Investments, at cost                                     443,379,149
                                                                                   -----------
                          Investments, at value                                    443,379,149
                          Cash                                                               5
                          Receivable for:
                            Fund shares sold                                           426,199
                            Interest                                                   981,602
                          Expense reimbursement due from Investment Advisor                 23
                          Deferred Trustees' compensation plan                          30,698
                                                                                   -----------
                                                                    Total Assets   444,817,676
                          -------------------------------------------------------- -----------
              Liabilities Payable for:
                            Fund shares repurchased                                    822,568
                            Distributions                                               24,293
                            Investment advisory fee                                     92,122
                            Administration fee                                          98,347
                            Transfer agent fee                                         125,700
                            Pricing and bookkeeping fees                                19,464
                            Trustees' fees                                               3,176
                            Custody fee                                                  3,265
                            Distribution and service fees                               49,755
                            Chief compliance officer expenses and fees                   1,375
                          Deferred Trustees' fees                                       30,698
                          Other liabilities                                             28,061
                                                                                   -----------
                                                               Total Liabilities     1,298,824

                                                                        Net Assets 443,518,852
                          -------------------------------------------------------- -----------
Composition of Net Assets Paid-in capital                                          443,553,777
                          Overdistributed net investment income                        (30,807)
                          Accumulated net realized loss                                 (4,118)
                                                                                   -----------
                                                                        Net Assets 443,518,852
                          -------------------------------------------------------- -----------
                  Class A Net assets                                               188,074,160
                          Shares outstanding                                       188,126,397
                          Net asset value and offering price per share                 1.00(a)
                          -------------------------------------------------------- -----------
                  Class B Net assets                                                53,799,675
                          Shares outstanding                                        53,831,484
                          Net asset value and offering price per share                 1.00(a)
                          -------------------------------------------------------- -----------
                  Class C Net assets                                                 8,404,633
                          Shares outstanding                                         8,409,590
                          Net asset value and offering price per share                 1.00(a)
                          -------------------------------------------------------- -----------
                  Class Z Net assets                                               193,240,384
                          Shares outstanding                                       193,491,437
                          Net asset value, offering and redemption price per share        1.00

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

                STATEMENT OF OPERATIONS
                                        -----------------------

For the Six Months Ended September 30, 2005 (Unaudited) Columbia Money Market Fund


                                                                                                ($)
-------------------------------- ------------------------------------------------------- ---------
               Investment Income Interest                                                7,628,452
                                 ------------------------------------------------------- ---------
                        Expenses Investment advisory fee                                   579,026
                                 Administration fee                                        579,026
                                 Distribution fee:
                                   Class B                                                 215,400
                                   Class C                                                  34,875
                                 Service fee:
                                   Class B                                                  71,801
                                   Class C                                                  11,632
                                 Transfer agent fee                                        550,720
                                 Pricing and bookkeeping fees                               61,908
                                 Trustees' fees                                              9,398
                                 Custody fee                                                 8,070
                                 Chief compliance officer expenses and fees (See Note 4)     2,584
                                 Other expenses                                             90,789
                                                                                         ---------
                                   Total Expenses                                        2,215,229
                                 Fees waived by Distributor - Class C                      (27,896)
                                 Fees waived by Transfer agent                             (27,460)
                                 Custody earnings credit                                       (44)
                                                                                         ---------
                                   Net Expenses                                          2,159,829
                                                                                         ---------
                                 Net Investment Income                                   5,468,623
                                 ------------------------------------------------------- ---------
Net Realized Loss on Investments Net realized loss on investments                           (2,920)
                                                                                         ---------
                                 Net Increase in Net Assets from Operations              5,465,703

                                See Accompanying Notes to Financial Statements.

         STATEMENT OF CHANGES IN NET ASSETS
                                            --------------------------
                                            Columbia Money Market Fund

                                                                                          (Unaudited)
                                                                                          Six Months        Year
                                                                                             Ended          Ended
                                                                                         September 30,    March 31,
Increase (Decrease) in Net Assets                                                          2005 ($)       2005 ($)
-------------------------------------- -----------------------------------------------   -------------  ------------
                            Operations Net investment income                                 5,468,623     4,544,808
                                       Net realized gain (loss) on investments                  (2,920)        5,343
                                                                                         -------------  ------------
                                       Net Increase from Operations                          5,465,703     4,550,151
                                       -----------------------------------------------   -------------  ------------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                            (2,439,185)   (2,113,778)
                                         Class B                                              (427,585)     (191,763)
                                         Class C                                               (97,164)      (63,771)
                                         Class Z                                            (2,504,689)   (2,175,651)
                                                                                         -------------  ------------
                                          Total Distributions Declared to Shareholders      (5,468,623)   (4,544,963)
                                       -----------------------------------------------   -------------  ------------
                    Share Transactions Class A:
                                         Subscriptions                                      54,929,184   215,560,472
                                         Distributions reinvested                            2,385,288     2,043,937
                                         Redemptions                                       (77,387,362) (238,207,842)
                                                                                         -------------  ------------
                                          Net Decrease                                     (20,072,890)  (20,603,433)
                                       Class B:
                                         Subscriptions                                      14,541,891    53,430,955
                                         Distributions reinvested                              380,096       169,267
                                         Redemptions                                       (22,589,290)  (74,471,696)
                                                                                         -------------  ------------
                                          Net Decrease                                      (7,667,303)  (20,871,474)
                                       Class C:
                                         Subscriptions                                       2,668,822    16,402,459
                                         Distributions reinvested                               91,243        58,574
                                         Redemptions                                        (4,334,266)  (21,875,105)
                                                                                         -------------  ------------
                                          Net Decrease                                      (1,574,201)   (5,414,072)
                                       Class Z:
                                         Subscriptions                                      69,918,669   179,117,629
                                         Distributions reinvested                            2,419,048     2,094,040
                                         Redemptions                                       (82,810,513) (225,823,469)
                                                                                         -------------  ------------
                                          Net Decrease                                     (10,472,796)  (44,611,800)
                                       Net Decrease from Share Transactions                (39,787,190)  (91,500,779)
                                                                                         -------------  ------------
                                           Total Decrease in Net Assets                    (39,790,110)  (91,495,591)
                                       -----------------------------------------------   -------------  ------------
                            Net Assets Beginning of period                                 483,308,962   574,804,553
                                       End of period                                       443,518,852   483,308,962
                                       Overdistributed net investment income at end of
                                        period                                                 (30,807)      (30,807)

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            Columbia Money Market Fund

                                                          (Unaudited)
                                                          Six Months        Year
                                                             Ended          Ended
                                                         September 30,    March 31,
                                                             2005           2005
----------------- -------------------------------------  -------------  ------------
Changes in Shares Class A:
                    Subscriptions                           54,929,184   215,560,472
                    Issued for distributions reinvested      2,385,288     2,043,937
                    Redemptions                            (77,387,362) (238,207,842)
                                                         -------------  ------------
                     Net Decrease                          (20,072,890)  (20,603,433)
                  Class B:
                    Subscriptions                           14,541,892    53,430,954
                    Issued for distributions reinvested        380,096       169,266
                    Redemptions                            (22,589,286)  (74,471,685)
                                                         -------------  ------------
                     Net Decrease                           (7,667,298)  (20,871,465)
                  Class C:
                    Subscriptions                            2,668,822    16,402,459
                    Issued for distributions reinvested         91,243        58,575
                    Redemptions                             (4,334,266)  (21,875,105)
                                                         -------------  ------------
                     Net Decrease                           (1,574,201)   (5,414,071)
                  Class Z:
                    Subscriptions                           69,918,669   179,117,629
                    Issued for distributions reinvested      2,419,048     2,094,040
                    Redemptions                            (82,810,513) (225,823,468)
                                                         -------------  ------------
                     Net Decrease                          (10,472,796)  (44,611,799)

                                See Accompanying Notes to Financial Statements.

           NOTES TO FINANCIAL STATEMENTS
                                          --------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Note 1. Organization

Columbia Money Market Fund (the "Fund"), a series of Columbia Funds Trust II (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks maximum current income consistent with capital preservation and the maintenance of liquidity.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months on an original purchase of $1 million to $25 million. When exchanged for Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares generally will convert to Class A shares eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 was as follows:

                                          March 31,  March 31,
                                            2005       2004
                 ----------------------------------------------
                 Distributions paid from:
                 ----------------------------------------------
                  Ordinary Income         $4,544,963 $1,116,451

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            -----------------------
                              2008        $  694
                              2009           355
                              2012           149
                            -----------------------
                              Total       $1,198
                            -----------------------

Of the capital loss carryforwards attributable to the Fund, $111 was obtained in the merger with Stein Roe Cash Reserves Fund and will expire on March 31, 2008.

Capital loss carryforwards of $5,343 were utilized during the year ended March 31, 2005.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets  Annual Fee Rate
                   ------------------------------------------
                       First $500 million         0.250%
                   ------------------------------------------
                   $500 million to $1 billion     0.225%
                   ------------------------------------------
                        Over $1 billion           0.200%
                   ------------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.25%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets  Annual Fee Rate
                   ------------------------------------------
                       First $500 million          0.25%
                   ------------------------------------------
                   $500 million to $1 billion      0.20%
                   ------------------------------------------
                        Over $1 billion            0.15%
                   ------------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective administration fee rate was 0.25%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund


Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.026%.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. changed its name to Columbia Management Services, Inc. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005.

For the six months ended September 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.23%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc. For the six months ended September 30, 2005, the Distributor has retained net CDSC fees of $7, $131,607 and $1,558 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15%.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2005, the Fund paid $993 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund


Note 5. Shares of Beneficial Interest

As of September 30, 2005, Bank of America and/or its affiliates held 18.5% of the shares outstanding of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At September 30, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                                               % of
                           Insurer       Total Investments
                      ------------------------------------
                      Fifth Third Bank         12.1%
                      ------------------------------------
                      Wachovia Bank N.A.        6.3%
                      ------------------------------------

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia

--------------------------------------------------------------------------------
           September 30, 2005 (Unaudited) Columbia Money Market Fund

Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Funds and other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

Note 7. Subsequent Event

On November 18, 2005, the Columbia Money Market Fund merged with Columbia Cash Reserves.

                FINANCIAL HIGHLIGHTS
                                     --------------------------
                                     Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                Six Months           Year            Period
                                   Ended             Ended            Ended
                               September 30,       March 31,        March 31,                       Year Ended June 30,
Class A Shares                     2005              2005           2004 (a)           2003 (b)    2002 (b)       2001 (b)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $  1.000          $  1.000       $  1.000          $  1.000       $  1.000    $  1.000

-----------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income              0.013(c)          0.010(c)       0.002(c)          0.006(c)       0.015       0.052

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment
income                            (0.013)           (0.010)        (0.002)           (0.006)        (0.015)     (0.052)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                          $  1.000          $  1.000       $  1.000          $  1.000       $  1.000    $  1.000
Total return (d)                    1.26%(e)(f)       1.01%          0.22%(e)(f)       0.60%          1.56%       5.34%(f)

-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                            0.80%(h)          0.79%(g)       0.88%(g)(h)       0.89%(g)       1.01%       0.70%
Net investment income               2.49%(h)          0.97%(g)       0.27%(g)(h)       0.61%(g)       1.54%       5.31%
Waiver/reimbursement                0.01%               --           0.04%(h)            --             --        0.19%
Net assets, end of
period (000's)                  $188,074          $208,148       $228,750          $266,602       $210,616    $189,822

-----------------------------------------------------------------------------------------------------------------------------




Class A Shares                    2000 (b)
------------------------------------------
Net Asset Value,
Beginning of Period           $  1.000

------------------------------------------
Income from Investment
Operations:
Net investment income            0.052

------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment
income                          (0.052)

------------------------------------------
Net Asset Value, End of
Period                        $  1.000
Total return (d)                  5.26%(f)

------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                          0.65%(g)
Net investment income             5.13%(g)
Waiver/reimbursement              0.19%
Net assets, end of
period (000's)                $178,678

------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)Had the Investment Advisor, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

--------------------------------------------------------------------------------
                            Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                               (Unaudited)
                               Six Months         Year           Period
                                  Ended           Ended           Ended
                              September 30,     March 31,       March 31,                     Year Ended June 30,
Class B Shares                    2005            2005          2004 (a)            2003 (b)   2002 (b)   2001 (b)      2000 (b)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $ 1.000        $ 1.000        $ 1.000          $  1.000       $ 1.000    $ 1.000    $ 1.000

--------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income              0.008(c)       0.003(c)       0.001(c)          0.002(c)      0.007      0.042      0.041

--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment
income                            (0.008)        (0.003)        (0.001)           (0.002)       (0.007)    (0.042)    (0.041)

--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                           $ 1.000        $ 1.000        $ 1.000          $  1.000       $ 1.000    $ 1.000    $ 1.000
Total return (d)(e)                 0.75%(f)       0.28%          0.08%(f)          0.17%         0.73%      4.31%      3.99%

--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                            1.80%(h)       1.48%(g)       1.06%(g)(h)       1.41%(g)      1.84%      1.70%      1.65%(g)
Net investment income               1.49%(h)       0.28%(g)       0.09%(g)(h)       0.10%(g)      0.71%      4.31%      4.13%(g)
Waiver/reimbursement                0.01%          0.31%          0.86%(h)          0.56%         0.17%      0.19%      0.19%
Net assets, end of
period (000's)                   $53,800        $61,467        $82,338          $110,776       $96,827    $80,879    $69,214

--------------------------------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding for the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Investment Advisor, Distributor, and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

--------------------------------------------------------------------------------
                            Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                               (Unaudited)
                               Six Months            Year           Period
                                  Ended              Ended           Ended
                              September 30,        March 31,       March 31,                     Year Ended June 30,
Class C Shares                    2005               2005          2004 (a)           2003 (b)   2002 (b)   2001 (b)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $ 1.000           $ 1.000        $ 1.000          $ 1.000       $ 1.000    $ 1.000

-----------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income              0.011(c)          0.006(c)       0.001(c)         0.003(c)      0.011      0.048

-----------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment
income                            (0.011)           (0.006)        (0.001)          (0.003)       (0.011)    (0.048)

-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                           $ 1.000           $ 1.000        $ 1.000          $ 1.000       $ 1.000    $ 1.000
Total return (d)(e)                 1.06%(f)          0.63%          0.08%(f)         0.27%         1.16%      4.93%

-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                            1.20%(g)(h)       1.16%(g)       1.06%(g)(h)      1.23%(g)      1.41%      1.10%
Net investment income               2.09%(g)(h)       0.60%(g)       0.10%(g)(h)      0.30%(g)      1.14%      4.91%
Waiver/reimbursement                0.61%(h)          0.63%          0.86%(h)         0.66%         0.60%      0.79%
Net assets, end of
period (000's)                   $ 8,405           $ 9,979        $15,393          $17,324       $20,772    $10,010

-----------------------------------------------------------------------------------------------------------------------




Class C Shares                   2000 (b)
-----------------------------------------
Net Asset Value,
Beginning of Period           $ 1.000

-----------------------------------------
Income from Investment
Operations:
Net investment income           0.048

-----------------------------------------
Less Distributions
Declared to Shareholders:
From net investment
income                         (0.048)

-----------------------------------------
Net Asset Value, End of
Period                        $ 1.000
Total return (d)(e)              4.71%

-----------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                         1.05%(g)
Net investment income            4.73%(g)
Waiver/reimbursement             0.79%
Net assets, end of
period (000's)                $ 3,950

-----------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding for the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Investment Advisor/Administrator, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

--------------------------------------------------------------------------------
                            Columbia Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                                  (Unaudited)
                                                  Six Months          Year          Period           Period
                                                     Ended            Ended          Ended           Ended
                                                 September 30,      March 31,      March 31,        June 30,
Class Z Shares                                       2005             2005         2004 (a)         2003 (b)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  1.000          $  1.000    $  1.000          $  1.000

--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (c)                            0.013             0.010       0.002             0.006

--------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                          (0.013)           (0.010)     (0.002)           (0.006)

--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  1.000          $  1.000    $  1.000          $  1.000
Total return (d)                                      1.26%(e)(f)       1.01%       0.22%(e)(f)       0.55%(e)

--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                          0.80%(h)          0.79%       0.88%(h)          0.89%(h)
Net investment income (g)                             2.50%(h)          0.97%       0.27%(h)          0.61%(h)
Waiver/reimbursement                                  0.01%               --        0.04%(h)            --
Net assets, end of period (000's)                 $193,240          $203,714    $248,324          $289,425

--------------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)Class Z shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Not annualized.
(f)Had the Investment Advisor/Administrator, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

       IMPORTANT INFORMATION ABOUT THIS REPORT
                                               --------------------------
                                               Columbia Money Market Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and
(iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website.

Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25




                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC APPEARS HERE]

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an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Money Market Fund Semiannual Report, September 30, 2005

Columbia Management(R)

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                               SHC-44/90892-0905 (11/05) 05/8397

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Trust II
              -----------------------------------------------
By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------

By (Signature and Title) /s/ J. Kevin Connaughton
                         ------------------------------------
                         J. Kevin Connaughton, Treasurer

Date November 28, 2005
     --------------------------------------------------------